UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, 4th Floor
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue, 4th Floor
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-888-474-7725

Date of fiscal year end:   April 30

Date of reporting period:   October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust
SEMI-ANNUAL REPORT | OCTOBER 31, 2019
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725.
You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s web site at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at nylinvestments.com/etfs or by calling 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
(“New York Life Investments”) is both a service mark, and the common trade name, of the investment advisors affiliated with New York Life Insurance Company.
New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

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Shareholder Letter (unaudited)

Message from the President
U.S. equity and fixed-income securities, including municipal bonds, generally gained ground during the six-month reporting period ended October 31, 2019, despite concerns about slowing U.S. and global economic growth and international trade conflicts.
Shifting investor sentiment regarding economic growth and trade issues set the backdrop for volatile market performance during the six-month reporting period. Gross domestic product (GDP) growth remained positive in the United States, backed by indications of strong employment, consumer sentiment and corporate earnings. However, domestic manufacturing and business investment showed signs of slowing. Many international economies, including those of leading European and Asian countries, appeared even more fragile, with some experiencing declining rates of growth and others hovering on the edge of recession. Markets were further undermined by intermittent setbacks in negotiations over the deepening trade dispute between the United States and China, leading to episodes of risk aversion, most notably in May and August 2019. Central banks provided a much-needed stabilizing force in this environment, injecting liquidity and other forms of stimulus into struggling economies. In the United States, the Federal Reserve Board (Fed) cut interest rates three times in the four months between July and October 2019, reversing most of the rate hikes it had implemented during 2018.
Global uncertainties and aggressive Fed easing drove a historic surge in prices for long-term Treasury bonds, which outperformed most other investment sectors, equity and fixed-income alike. However, intermediate-term and short-term municipal bonds performed on a par with intermediate-term and short-term Treasury securities. Broadly speaking, municipal investors continued to seek incremental yield either by favoring longer-term bonds, which carry higher yields, and/or by favoring lower-rated bonds that likewise offer higher yields. Among states, Illinois and New Jersey outperformed the overall municipal market. Investor confidence in the State of Illinois continued to improve while high levels of wealth in New Jersey drove demand for in-state bonds. By comparison, North Carolina and Wisconsin underperformed.
We believe that solid fundamentals continue to support the municipal bond market, with most municipalities benefiting from positive revenue trends as the national economy continues to grow, albeit slowly. We further believe that active managers like us will continue to be able to exploit strong relative value opportunities in the municipal market through credit research and security selection.
The mounting political and economic uncertainties of the last six months clarify the importance of maintaining broad diversification among issuers, sectors and geographic locations. We remain confident that the solutions provided by our IndexIQ Active ETF Trust give investors the opportunity to enhance portfolio construction in a liquid and transparent manner and build a portfolio that best meets their specific objectives.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.
Not part of the Semiannual Report

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/19 to 10/31/19” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Expense Ratios for the Period 05/01/19 to 10/31/19	Expenses Paid During the Period 05/01/19 to 10/31/191
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,040.40	0.30%	$1.54
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$1,039.00	0.30%	$1.54
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53
IQ Ultra Short Duration ETF*
Actual	$1,000.00	$1,007.10	0.24%	$0.61
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.93	0.24%	$1.22

*
Fund commenced operations on July 31, 2019. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 93/366 (to reflect commencement of operation).

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366. (to reflect the one-half year period).

Portfolio Summaries* (unaudited)

October 31, 2019
IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $76.3
Industry	% of Net Assets
School District	27.5%
General Obligation	21.9
Water	9.8
General	8.7
Transportation	6.4
Money Market Fund	5.1
Education	4.6
Housing	4.6
Higher Education	4.2
Medical	2.1
Mello-Roos	2.1
Power	2.0
Airport	1.5
Utilities	1.3
Student Loan	0.8
Development	0.7
Total Investments	103.3
Other Assets and Liabilites, Net	(3.3)
Net Assets	100.0%
IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $46.0
Industry	% of Net Assets
General Obligation	22.8%
General	13.2
School District	12.2
Medical	7.2
Single Family Housing	7.2
Water	7.0
Education	6.9
Higher Education	5.4
Transportation	5.1
Housing	2.8
Development	2.7
Power	1.6
Student Loan	1.3
Multifamily Housing	1.1
Facilities	1.1
Nursing Homes	0.9
Mello-Roos	0.7
Airport	0.4
Money Market Fund	0.1
Total Investments	99.7
Other Assets and Liabilites, Net	0.3
Net Assets	100.0%
IQ Ultra Short Duration ETF
Net Assets ($ mil): $30.1
Country	% of Net Assets
United States	67.5%
Cayman Islands	7.5
Canada	5.7
Germany	4.3
United Kingdom	3.9
Japan	3.8
Switzerland	1.4
Netherlands	1.3
France	1.3
Belgium	1.3
Supranational	0.8
Spain	0.7
Total Investments	99.5
Other Assets and Liabilites, Net	0.5
Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds — 98.2%
Alabama — 1.5%
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	$1,000,000	$1,116,370
Arizona — 2.9%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	277,405
4.000%, due 6/1/44	200,000	215,280
5.000%, due 6/1/33	350,000	428,715
Pima County Unified School District No 20 Vail, General Obligation Bonds Insured: AGM
4.000%, due 7/1/20	1,235,000	1,257,181
		2,178,581
Arkansas — 0.8%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	236,296
5.000%, due 11/1/35	350,000	411,145
		647,441
California — 18.0%
Abag Finance Authority For Nonprofit Corps, Special Tax Insured: AGM
5.000%, due 9/2/30	750,000	935,722
Alisal Union School District, General Obligation Bonds Series B Insured: AGC
1.540%, due 8/1/24(a)	600,000	557,916
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
2.340%, due 8/1/28(a)	540,000	440,575
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	301,317
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	650,785
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	749,214
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	984,113
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.910%, due 8/1/27(a)	335,000	289,175
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	500,000	560,565
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	719,346
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	570,000	716,439
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Hueneme Elementary School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/35	$110,000	$125,309
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
2.380%, due 8/1/31(a)	155,000	111,093
2.580%, due 8/1/33(a)	215,000	139,283
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,102,250
Oakland Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/33	500,000	567,295
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
2.130%, due 8/1/29(a)	390,000	317,316
Palmdale Community Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: NATL
5.000%, due 9/1/34	570,000	688,600
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.370%, due 8/1/33(a)	640,000	442,419
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.890%, due 7/1/24(a)	500,000	457,900
Sacramento City Unified School District, General Obligation Bonds Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	237,184
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
1.410%, due 10/1/23(a)	225,000	212,920
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	656,030
Santa Fe Springs Community Development Commission Successor Agency, Tax Allocation Series A Insured: NATL
1.450%, due 9/1/20(a)	275,000	271,697
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	415,000	463,356
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	365,000	368,854
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	570,000	636,188
		13,702,861

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado — 3.5%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	$445,000	$529,145
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	607,655
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	526,800
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	647,000
Series B
5.250%, due 12/1/33	150,000	190,464
5.250%, due 12/1/35	115,000	145,228
		2,646,292
Connecticut — 2.0%
City of Derby CT, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/34	440,000	507,056
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	27,373
5.000%, due 7/1/24	20,000	23,209
5.000%, due 7/1/27	60,000	70,870
Series B
5.000%, due 10/1/23	15,000	17,085
Series C
5.000%, due 7/15/32	20,000	23,296
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	250,000	315,322
5.250%, due 9/1/30	300,000	376,074
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series V-1
0.870%, due 7/1/36(b)	200,000	200,000
		1,560,285
Illinois — 16.3%
Adams County School District No 172, General Obligation Bonds Insured: BAM
4.000%, due 2/1/20	105,000	105,587
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	600,780
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	272,520
Cook County Community College District No 527 Morton, General Obligation Bonds Insured: BAM
4.000%, due 12/15/32	495,000	557,766
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	$250,000	$259,840
Cook County School District No 111 Burbank, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/34	1,165,000	1,379,500
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	408,560
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	381,843
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	424,351
Kane Cook & DuPage Counties School District No U-46 Elgin, General Obligation Bonds Series B Insured: AMBAC
1.560%, due 1/1/21(a)	500,000	490,980
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	316,467
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	187,477
North Barrington Special Service Area No 19, Special Tax Insured: BAM
4.000%, due 2/1/36	435,000	479,718
Public Building Commission of Chicago, Revenue Bonds Insured: AMBAC
5.250%, due 3/1/32	500,000	614,920
Regional Transportation Authority, Revenue Bonds Series A Insured: NATL
5.500%, due 7/1/22	500,000	553,525
State of Illinois, General Obligation Bonds Insured: NATL
6.000%, due 11/1/26	500,000	585,620
State of Illinois, Revenue Bonds Series A Insured: BAM
4.000%, due 6/15/35	750,000	813,862
State of Illinois, Revenue Bonds Series C
4.000%, due 6/15/21	225,000	231,700
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	567,592
University of Illinois, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/43	835,000	907,695
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/28	580,000	674,987

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	$325,000	$386,714
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	131,174
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	750,000	834,953
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	292,020
		12,460,151
Iowa — 0.9%
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/23	325,000	366,031
5.000%, due 5/1/24	290,000	336,084
		702,115
Kansas — 0.4%
Allen County Unified School District No 257, General Obligation Bonds Series A Insured: BAM
4.000%, due 9/1/32	270,000	307,922
Kentucky — 1.7%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	460,000	548,476
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
2.060%, due 11/1/25(b)	130,000	128,284
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	542,685
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	110,077
		1,329,522
Louisiana — 5.5%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	500,000	618,160
5.000%, due 12/1/32	125,000	154,031
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	450,000	508,617
Jefferson Davis Parish School District No 2, General Obligation Bonds Insured: AGM
4.000%, due 3/1/31	1,665,000	1,920,411
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	$610,000	$731,054
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	225,000	226,922
		4,159,195
Maine — 0.8%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	182,339
5.000%, due 12/1/26	155,000	185,072
5.000%, due 12/1/27	170,000	205,909
		573,320
Massachusetts — 0.8%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
2.080%, due 5/1/37(b)	85,000	83,513
Commonwealth of Massachusetts, General Obligation Bonds Series B Insured: AMBAC
5.250%, due 8/1/28	415,000	543,177
		626,690
Michigan — 3.4%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,107,330
Dearborn School District, General Obligation Bonds Insured: BAM
5.000%, due 5/1/31	655,000	833,029
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	668,128
		2,608,487
Mississippi — 1.2%
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.000%, due 10/1/30	250,000	311,505
5.250%, due 10/1/38	460,000	569,733
		881,238
Nevada — 1.1%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/22	500,000	546,405
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/32	265,000	318,644
		865,049

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey — 5.2%
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/26	$180,000	$191,396
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/23	450,000	513,837
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	330,916
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/34	150,000	165,413
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	304,378
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
1.750%, due 12/15/24(a)	190,000	173,801
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: NATL
5.500%, due 12/15/19	150,000	150,678
5.500%, due 12/15/20	335,000	349,780
Passaic Valley Sewerage Commission, Revenue Bonds Series F Insured: NATL
2.500%, due 12/1/32	915,000	914,286
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/30	700,000	890,743
		3,985,228
New York — 7.9%
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	425,000	443,666
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 6/15/27	345,000	397,419
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/15/20	350,000	362,047
5.000%, due 10/15/28	500,000	616,650
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	512,504
Metropolitan Transportation Authority, Revenue Bonds Series C Insured: BAM
5.000%, due 11/15/44	500,000	613,275
Metropolitan Transportation Authority, Revenue Bonds Series C Insured: AGM
4.000%, due 11/15/49	1,000,000	1,117,010
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	$250,000	$243,538
4.000%, due 12/1/38	250,000	279,780
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	65,000	74,261
4.000%, due 2/15/27	55,000	63,575
4.000%, due 2/15/28	55,000	64,230
Town of Oyster Bay NY, General Obligation Bonds Series B Insured: AGM
3.000%, due 2/1/24	1,190,000	1,262,292
		6,050,247
North Carolina — 0.9%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	654,360
North Dakota — 2.8%
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	670,000	737,831
5.000%, due 4/1/21	335,000	352,091
5.000%, due 4/1/26	855,000	1,034,593
		2,124,515
Ohio — 3.5%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	500,000	503,135
City of Toledo OH, General Obligation Bonds Insured: AGM
5.000%, due 12/1/19	370,000	371,032
Conotton Valley Union Local School District, Certificates of Participation Insured: MAC
4.000%, due 12/1/33	315,000	345,259
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	588,235
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/29	170,000	190,703
4.000%, due 12/1/39	400,000	433,872
Ohio Turnpike & Infrastructure Commission, Revenue Bonds Series A Insured: NATL
5.500%, due 2/15/20	250,000	252,987
		2,685,223
Oregon — 0.6%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	487,080

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania — 3.5%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	$400,000	$439,836
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	568,436
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	425,000	492,634
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.006%, due 7/1/27(b)	210,000	205,355
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	800,793
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	131,057
		2,638,111
Puerto Rico — 1.5%
Commonwealth of Puerto Rico, General Obligation Bonds Insured: AGM
5.250%, due 7/1/20	500,000	509,400
Series A
5.000%, due 7/1/35	480,000	502,498
Series A-4
5.250%, due 7/1/30	100,000	101,340
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,542
		1,138,780
Rhode Island — 1.4%
City of Cranston RI, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/1/29	110,000	131,550
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/36	660,000	797,775
Rhode Island Health & Educational Building Corp., Revenue Bonds Series A Insured: AGM
5.000%, due 5/15/29	110,000	133,363
		1,062,688
South Carolina — 0.8%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/41	550,000	644,980

	Principal Amount	Value
Municipal Bonds (continued)
Texas — 5.8%
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	$500,000	$617,240
County of Robertson TX, General Obligation Bonds Insured: BAM
4.000%, due 2/15/38	740,000	840,869
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	443,952
Grand Lakes Municipal Utility District No 4, General Obligation Bonds Insured: MAC
4.000%, due 4/1/26	300,000	322,704
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/21	385,000	397,705
4.000%, due 2/15/24	665,000	734,639
4.000%, due 2/15/38	500,000	547,330
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Insured: MAC
3.000%, due 9/1/21	180,000	184,545
3.000%, due 9/1/22	180,000	186,891
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	172,642
		4,448,517
Utah — 0.9%
Grand County School District Local Building Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/28	465,000	551,276
West Valley City Municipal Building Authority, Revenue Bonds Insured: AGM
5.000%, due 2/1/29	100,000	127,108
		678,384
Washington — 1.8%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
1.590%, due 2/1/22(a)	530,000	511,482
Klickitat County Public Utility District No 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	750,000	839,992
		1,351,474
Wisconsin — 0.8%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	618,820
Total Municipal Bonds (Cost $73,342,679)		74,933,926

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2019 (unaudited)
	Shares	Value
Short-Term Investment — 5.1%
Money Market Fund — 5.1%
Fidelity Investments Money Market Treasury Only Class I, 1.71%(c) (Cost $3,876,078)	3,876,078	$3,876,078
Total Investments — 103.3% (Cost $77,218,757)		78,810,004
Other Assets and Liabilities, Net — (3.3)%		(2,508,124)
Net Assets — 100.0%		$76,301,880

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2019.

(c)
Reflects the 7-day yield at October 31, 2019.

Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Ambac Assurance Corp.
BAM — Build America Mutual Assurance Co.
BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC — Financial Guaranty Insurance Co.
MAC — Municipal Assurance Corp.
NATL — National Public Finance Guarantee Corp.
XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Municipal Bonds	$—	$74,933,926	$—	$74,933,926
Short-Term Investment:
Money Market Fund	3,876,078	—	—	3,876,078
Total Investments in Securities	$3,876,078	$74,933,926	$—	$78,810,004

(d)
For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds — 99.6%
Alaska — 1.1%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	$500,000	$500,555
Arizona — 5.2%
Arizona Industrial Development Authority, Revenue Bonds Series A
5.000%, due 11/1/31	550,000	678,078
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 6/1/31	300,000	371,487
5.000%, due 6/1/32	325,000	399,217
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	601,435
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	355,683
		2,405,900
Arkansas — 1.0%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/34	400,000	470,920
California — 12.9%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
1.520%, due 8/1/23(a)	300,000	283,428
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	493,428
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	749,214
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	314,227
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
2.380%, due 8/1/31(a)	150,000	107,509
2.580%, due 8/1/33(a)	220,000	142,523
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	323,842
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
2.370%, due 8/1/33(a)	640,000	442,419
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	597,870
Rocklin Unified School District, General Obligation Bonds Insured: NATL
1.430%, due 8/1/23(a)	135,000	127,971
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	636,054
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
1.890%, due 7/1/24(a)	$495,000	$453,321
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	571,480
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	400,000	404,224
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	287,665
		5,935,175
Colorado — 2.8%
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/32	65,000	79,390
5.000%, due 8/1/33	80,000	97,454
5.000%, due 8/1/34	75,000	91,127
5.000%, due 8/1/35	80,000	96,759
Colorado Health Facilities Authority, Revenue Bonds Series A-2
5.000%, due 8/1/32	60,000	73,283
5.000%, due 8/1/33	90,000	109,635
5.000%, due 8/1/34	60,000	72,902
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	526,800
Interlocken Metropolitan District, General Obligation Bonds Series A-1 Insured: AGM
5.000%, due 12/1/19	150,000	150,419
		1,297,769
Connecticut — 5.4%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	711,690
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	110,052
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	752,148
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	422,163
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series V-1
0.870%, due 7/1/36(b)	500,000	500,000
		2,496,053

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois — 15.9%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	$230,000	$278,576
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	259,840
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/20	250,000	255,255
Illinois Finance Authority, Revenue Bonds
5.000%, due 9/1/25	500,000	545,470
Kane Cook & DuPage Counties School District No U-46 Elgin, General Obligation Bonds Series B Insured: AMBAC
1.560%, due 1/1/21(a)	500,000	490,980
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	374,954
State of Illinois, Revenue Bonds
4.500%, due 6/15/36	500,000	510,765
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	550,000	575,404
State of Illinois, General Obligation Bonds Series C
5.000%, due 11/1/29	750,000	850,380
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	400,000	440,468
5.000%, due 1/1/30	450,000	537,718
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	497,467
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	556,489
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	110,909
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	144,280
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	891,862
		7,320,817
Indiana — 0.6%
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	225,000	281,610

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky — 2.7%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	$460,000	$548,476
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	82,558
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	593,460
		1,224,494
Louisiana — 3.1%
City of Monroe LA Water Revenue, Revenue Bonds Insured: BAM
3.000%, due 11/1/19	310,000	310,000
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	100,000	123,632
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	620,000	743,039
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	225,000	226,922
		1,403,593
Maine — 1.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	182,339
5.000%, due 12/1/26	160,000	191,042
5.000%, due 12/1/27	175,000	211,965
		585,346
Maryland — 2.4%
Maryland Community Development Administration, Revenue Bonds Series C
3.500%, due 3/1/50	500,000	539,450
Montgomery County Housing Opportunites Commission, Revenue Bonds Series A
4.000%, due 7/1/49	500,000	549,635
		1,089,085
Michigan — 2.6%
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds Series A
5.000%, due 7/1/28	400,000	505,952
Michigan Finance Authority, Revenue Bonds Series A
5.000%, due 2/15/34	235,000	294,878
Roscommon Area Public Schools, General Obligation Bonds Insured: AGM
4.000%, due 5/1/28	360,000	403,423
		1,204,253

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Minnesota — 0.9%
Duluth Independent School District No 709, Certificates of Participation Series B
5.000%, due 2/1/23	$350,000	$388,181
Missouri — 1.1%
Missouri Public Utilities Commission, Municipal Bonds Series 2019
1.500%, due 3/1/21	500,000	500,735
Montana — 0.9%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	431,475
Nebraska — 1.5%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)	600,000	668,400
Nevada — 3.1%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/22	800,000	874,248
Nevada Housing Division, Revenue Bonds Series B Insured: GNMA/FNMA/FHLMC
4.000%, due 10/1/49	500,000	549,610
		1,423,858
New Jersey — 10.1%
Buena Regional School District, General Obligation Bonds Insured: MAC
4.000%, due 8/1/31	135,000	151,046
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
4.000%, due 11/1/25	500,000	532,730
4.000%, due 11/1/26	130,000	138,230
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	602,712
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	614,725
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A
5.000%, due 7/1/20	500,000	512,615
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds Series E Insured: HUD
1.500%, due 9/1/22(b)	500,000	501,000
New Jersey Turnpike Authority, Revenue Bonds Series D-1
2.122%, due 1/1/24(b)	1,000,000	1,006,530
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	591,840
		4,651,428

	Principal Amount	Value
Municipal Bonds (continued)
New Mexico — 1.2%
New Mexico Mortgage Finance Authority, Revenue Bonds Series D Insured: GNMA/FNMA/FHLMC
3.750%, due 1/1/50	$500,000	$545,015
New York — 3.5%
City of Plattsburgh NY, General Obligation Bonds Series A Insured: AGM
5.000%, due 6/15/26	495,000	603,366
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	460,000	512,504
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	504,940
		1,620,810
North Carolina — 1.2%
North Carolina Housing Finance Agency, Revenue Bonds Series 42 Insured: GNMA/FNMA
4.000%, due 1/1/50	500,000	550,510
Ohio — 0.4%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	200,000	201,254
Oklahoma — 1.2%
Oklahoma Housing Finance Agency, Revenue Bonds Series A Insured: GNMA/FNMA/FHLMC
4.000%, due 9/1/49	500,000	549,995
Pennsylvania — 3.6%
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.740%, due 11/15/37(a)	750,000	424,080
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	331,170
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.006%, due 7/1/27(b)	205,000	200,465
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	550,000	697,791
		1,653,506
Puerto Rico — 1.3%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	492,029
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,159

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	$25,000	$25,542
		577,730
Rhode Island — 0.7%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	308,218
South Carolina — 1.5%
Edgefield County School District, General Obligation Bonds Series A Insured: SCSDE
4.000%, due 3/1/31	500,000	590,080
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	118,561
		708,641
Tennessee — 0.3%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds Series A-1
5.000%, due 8/1/32	25,000	30,535
5.000%, due 8/1/33	25,000	30,454
5.000%, due 8/1/34	25,000	30,376
5.000%, due 8/1/35	35,000	42,332
		133,697
Texas — 3.8%
Argyle Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/25	200,000	234,200
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	138,862
Lancaster Independent School District, General Obligation Bonds Insured: BAM
5.000%, due 2/15/26	250,000	294,178
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	570,890
Williamson County Municipal Utility District No 15, General Obligation Bonds Insured: NATL
2.000%, due 8/1/26	500,000	491,345
		1,729,475
Utah — 2.6%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	611,795
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	596,959
		1,208,754

	Principal Amount	Value
Municipal Bonds (continued)
Washington — 3.1%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	$535,000	$640,250
Washington Health Care Facilities Authority, Revenue Bonds Series A-2
5.000%, due 8/1/32	40,000	48,856
5.000%, due 8/1/33	40,000	48,727
5.000%, due 8/1/34	45,000	54,676
Washington State Convention Center Public Facilities District, Revenue Bonds
5.000%, due 7/1/37	500,000	610,325
		1,402,834
Wisconsin — 0.6%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	284,657
Total Municipal Bonds (Cost $44,406,064)		45,754,743

	Shares
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Fidelity Investments Money Market Treasury Only Class I, 1.71%(c) (Cost $34,976)	34,976	34,976
Total Investments — 99.7% (Cost $44,441,040)		45,789,719
Other Assets and Liabilities, Net — 0.3%		166,061
Net Assets — 100.0%		$45,955,780

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2019.

(c)
Reflects the 7-day yield at October 31, 2019.

Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Ambac Assurance Corp.
BAM — Build America Mutual Assurance Co.
FHLMC — Insured by Federal Home Loan Mortgage Corp.
FNMA — Insured by Federal National Mortgage Association
GNMA — Insured by Government National Mortgage Association
HUD — Housing and Urban Development Section 8
MAC — Municipal Assurance Corp.
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Fund Guaranteed
SCSDE — South Carolina Department of Education
ST INTERCEPT — State Tax Intercept
XLCA — XL Capital Assurance

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d) Municipal Bonds	$—	$45,754,743	$—	$45,754,743
Short-Term Investment:
Money Market Fund	34,976	—	—	34,976
Total Investments in Securities	$34,976	$45,754,743	$—	$45,789,719

(d)
For a complete listing of investments and their states, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF

October 31, 2019 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 96.6%
Collateralized Mortgage Obligation — 0.8%
COLT Mortgage Loan Trust
Series 2019-4 A1, 2.579%, due 11/25/49‡(a) (Cost $243,465)	$245,696	$246,038
Commercial Asset-Backed Securities — 8.3%
Ares Xli CLO Ltd., (Cayman Islands) Series 2016-41A AR, 3.201%, due 1/15/29‡(a)	250,000	249,848
Bain Capital Credit CLO Ltd., (Cayman Islands) Series 2016-2A BR, 3.801%, due 1/15/29‡(a)	250,000	249,425
Carlyle U.S. CLO Ltd., (Cayman Islands) Series 2018-1A A1, 2.986%, due 4/20/31‡(a)	250,000	246,500
Dewolf Park CLO Ltd., (Cayman Islands) Series 2017-1A A, 3.211%, due 10/15/30‡(a)	250,000	249,921
ELFI Graduate Loan Program LLC Series 2019-A A, 2.540%, due 3/25/44‡	250,000	250,681
HPS Loan Management Ltd., (Cayman Islands) Series 2019-16 A2R, 3.716%, due 1/20/28‡(a)	250,000	248,524
Octagon Investment Partners 30 Ltd., (Cayman Islands) Series 2017-1A A2, 3.666%, due 3/17/30‡(a)	250,000	247,644
Palmer Square CLO Ltd., (Cayman Islands) Series 2014-1A A1R2, 3.132%, due 1/17/31‡(a)	250,000	248,409
TRESTLES CLO II Ltd., (Cayman Islands) Series 2018-2A A2, 3.610%, due 7/25/31‡(a)	275,000	266,908
VOYA CLO, (Cayman Islands) Series 2017-2A A1, 3.211%, due 6/7/30‡(a)	250,000	249,681
Total Commercial Asset-Backed Securities (Cost $2,515,911)		2,507,541
Commercial Mortgage-Backed Security — 1.7%
BX Commercial Mortgage Trust Series 2019-XL A, 2.920%, due 10/15/36(a) (Cost $500,000)‡	500,000	500,629
Corporate Bonds — 79.7%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)
3.500%, due 10/1/20	102,000	103,363
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc., (United Kingdom)
2.850%, due 12/15/20‡	143,000	143,938
United Technologies Corp.
4.500%, due 4/15/20	296,000	299,067
		443,005

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers — 12.8%
American Honda Finance Corp.
2.488%, due 6/11/21(a)	$390,000	$391,019
BMW US Capital LLC, (Germany)
2.411%, due 4/12/21‡(a)	390,000	390,464
Daimler Finance North America LLC, (Germany)
3.058%, due 2/15/22‡(a)	490,000	492,892
Ford Motor Credit Co. LLC
3.336%, due 3/18/21	530,000	533,224
General Motors Financial Co., Inc.
3.700%, due 11/24/20	290,000	294,006
Harley-Davidson Financial Services, Inc.
2.652%, due 5/21/20‡(a)	305,000	305,235
Nissan Motor Acceptance Corp.
2.150%, due 7/13/20‡	241,000	240,938
3.650%, due 9/21/21‡	200,000	204,854
Toyota Motor Credit Corp.
2.333%, due 10/7/21(a)	600,000	600,833
Volkswagen Group of America Finance LLC, (Germany)
2.972%, due 9/24/21‡(a)	400,000	402,204
		3,855,669
Banks — 24.4%
ABN AMRO Bank NV, (Netherlands)
2.450%, due 6/4/20‡	405,000	406,299
Bank of America Corp.
3.146%, due 10/21/22(a)	515,000	522,060
Bank of Montreal, (Canada)
2.922%, due 8/27/21(a)	513,000	518,796
BNP Paribas SA, (France)
2.568%, due 8/7/21‡(a)	390,000	390,294
Citigroup, Inc.
3.092%, due 8/2/21(a)	470,000	476,842
Credit Suisse Group Funding Guernsey Ltd., (Switzerland)
3.450%, due 4/16/21	400,000	406,670
Goldman Sachs Group, Inc. (The)
3.902%, due 2/25/21(a)	520,000	529,787
HSBC Holdings PLC, (United Kingdom)
2.724%, due 5/18/21(a)	440,000	440,506
J.P. Morgan Chase Bank NA
2.199%, due 2/1/21(a)	500,000	500,490
Mitsubishi UFJ Financial Group, Inc., (Japan)
4.018%, due 3/1/21(a)	500,000	510,169
Mizuho Financial Group, Inc., (Japan)
2.977%, due 9/13/23(a)	200,000	201,006
3.267%, due 9/13/21(a)	420,000	425,196
Royal Bank of Canada, (Canada)
2.639%, due 2/1/22(a)	500,000	504,980
SunTrust Bank
2.436%, due 10/26/21(a)	520,000	520,599
Toronto-Dominion Bank (The), (Canada)
2.540%, due 12/1/22(a)	500,000	499,292

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
U.S. Bank NA
2.212%, due 2/4/21(a)	$500,000	$501,302
		7,354,288
Beverages — 2.1%
Anheuser-Busch InBev Worldwide, Inc., (Belgium)
6.875%, due 11/15/19	387,000	387,558
Keurig Dr Pepper, Inc.
3.551%, due 5/25/21	225,000	230,188
		617,746
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.
3.000%, due 6/15/20	108,000	108,545
Chemicals — 0.6%
Nutrien Ltd., (Canada)
4.875%, due 3/30/20	178,000	179,994
Commercial Services — 0.4%
Global Payments, Inc.
3.800%, due 4/1/21	108,000	110,330
Computers — 2.5%
Dell International LLC / EMC Corp.
4.420%, due 6/15/21‡	350,000	361,553
Hewlett Packard Enterprise Co.
2.807%, due 3/12/21(a)	400,000	400,631
		762,184
Diversified Financial Services — 3.8%
Charles Schwab Corp. (The)
3.250%, due 5/21/21	325,000	331,919
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	420,000	419,611
TD Ameritrade Holding Corp.
2.339%, due 11/1/21(a)	400,000	399,417
		1,150,947
Electric — 1.9%
Eversource Energy
2.500%, due 3/15/21	171,000	171,835
Sempra Energy
2.400%, due 3/15/20	108,000	108,164
Southern Power Co.
Series E, 2.500%, due 12/15/21	300,000	301,893
		581,892
Environmental Control — 0.6%
Republic Services, Inc.
5.000%, due 3/1/20	178,000	179,794
Food — 2.5%
General Mills, Inc.
2.541%, due 4/16/21(a)	500,000	500,673
JM Smucker Co. (The)
2.500%, due 3/15/20	211,000	211,284
	Principal Amount	Value
Corporate Bonds (continued)
Food (continued)
Kraft Heinz Foods Co.
2.800%, due 7/2/20	$25,000	$25,108
		737,065
Gas — 0.9%
Dominion Energy Gas Holdings LLC
2.800%, due 11/15/20	268,000	270,008
Healthcare-Products — 0.4%
Becton Dickinson and Co.
3.250%, due 11/12/20	122,000	123,448
Healthcare-Services — 0.4%
Laboratory Corp. of America Holdings
2.625%, due 2/1/20	108,000	108,182
Household Products/Wares — 0.9%
Reckitt Benckiser Treasury Services PLC, (United Kingdom)
2.695%, due 6/24/22‡(a)	275,000	275,015
Housewares — 1.0%
Newell Brands, Inc.
4.700%, due 8/15/20	294,000	299,604
Insurance — 2.1%
Aon PLC
2.800%, due 3/15/21	178,000	179,605
Marsh & McLennan Cos., Inc.
4.800%, due 7/15/21	435,000	451,826
		631,431
Machinery-Construction & Mining — 1.6%
Caterpillar Financial Services Corp.
2.349%, due 3/15/21(a)	496,000	496,189
Media — 4.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 7/23/20	446,000	449,815
Discovery Communications LLC
2.800%, due 6/15/20	235,000	235,827
Walt Disney Co. (The)
2.502%, due 9/1/22(a)	500,000	503,353
		1,188,995
Multi-National — 0.8%
International Bank for Reconstruction & Development, (Supranational)
2.200%, due 9/23/22	250,000	250,155
Oil & Gas — 2.6%
BP Capital Markets PLC, (United Kingdom)
3.561%, due 11/1/21	300,000	309,611
Occidental Petroleum Corp.
3.137%, due 2/8/21(a)	255,000	256,912
4.850%, due 3/15/21	195,000	201,184
		767,707

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2019 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services — 1.0%
Schlumberger Oilfield UK PLC
4.200%, due 1/15/21‡	$299,000	$304,873
Pharmaceuticals — 1.5%
AbbVie, Inc.
2.300%, due 5/14/21	255,000	255,982
CVS Health Corp.
2.800%, due 7/20/20	188,000	189,000
		444,982
Pipelines — 3.4%
Energy Transfer Operating LP
4.650%, due 6/1/21	250,000	257,554
MPLX LP
3.002%, due 9/9/21(a)	400,000	401,500
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, due 2/1/21	363,000	372,670
		1,031,724
REITS — 1.2%
ERP Operating LP
4.750%, due 7/15/20	268,000	271,019
Weyerhaeuser Co.
4.700%, due 3/15/21	93,000	95,662
		366,681
Software — 0.7%
Fidelity National Information Services, Inc.
3.625%, due 10/15/20	102,000	103,414
Fiserv, Inc.
2.700%, due 6/1/20	108,000	108,376
		211,790
Telecommunications — 2.3%
AT&T, Inc.
2.951%, due 7/15/21(a)	450,000	454,590
Telefonica Emisiones SA, (Spain)
5.134%, due 4/27/20	219,000	222,303
		676,893
Transportation — 1.1%
FedEx Corp.
3.400%, due 1/14/22	173,000	177,513
Union Pacific Corp.
1.800%, due 2/1/20	165,000	164,952
		342,465
Total Corporate Bonds (Cost $23,948,846)		23,974,964

	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities — 6.1%
Sovereign — 6.1%
Federal Home Loan Mortgage Corporation
2.050%, due 8/26/22	$300,000	$300,157
2.125%, due 10/21/22	375,000	375,418
2.150%, due 9/6/22	300,000	300,151
2.250%, due 8/8/22	275,000	275,033
2.250%, due 8/12/24	350,000	350,348
2.300%, due 10/22/24	235,000	235,189
		1,836,296
Total United States Government Agency Mortgage-Backed Securities (Cost $1,835,000)		1,836,296
Short-Term Investment — 2.9%
Commercial Papers — 2.5%
Utilities — 2.5%
Entergy Corp.
0.000%, due 11/7/19	300,000	299,892
Spire, Inc.
0.000%, due 11/6/19	450,000	449,847
		749,739
Total Commercial Papers (Cost $749,746)		749,739

	Shares
Money Market Fund — 0.4%
BlackRock Liquidity T-Fund, 1.66%(b) (Cost $123,822)	123,822	$123,822
Total Investments — 99.5% (Cost $29,916,790)		29,939,029
Other Assets and Liabilities, Net — 0.5%		163,924
Net Assets — 100.0%		$30,102,953

‡
May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2019.

(b)
Reflects the 7-day yield at October 31, 2019.

See notes to financial statements.

Schedules of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2019 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Collateralized Mortgage Obligation	$—	$246,038	$—	$246,038
Commercial Asset-Backed Securities	—	2,507,541	—	2,507,541
Commercial Mortgage-Backed Security	—	500,629	—	500,629
Corporate Bonds	—	23,974,964	—	23,974,964
United States Government Agency Mortgage-Backed Securities	—	1,836,296	—	1,836,296
Short-Term Investment:
Commercial Papers	—	749,739	—	749,739
Money Market Fund	123,822	—	—	123,822
Total Investments in Securities	$123,822	$29,815,207	$—	$29,939,029

(c)
For a complete listing of investments and their industries, see the Schedules of Investments.

For the period ended October 31, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2019 (unaudited)
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Assets
Investments in securities, at value	$78,810,004	$45,789,719	$29,939,029
Cash	—	—	4,304
Receivable for investments sold	940,478	—	—
Interest receivable	731,503	484,577	177,380
Dividend receivable	3,537	890	1,083
Prepaid expenses	—	—	351
Due from advisor	15,575	13,464	8,177
Total assets	80,501,097	46,288,650	30,130,324
Liabilities
Payable for investments purchased	4,140,138	280,606	—
Advisory fees payable	22,831	15,583	6,109
Trustee fees payable	114	137	64
Compliance fees payable	28	24	10
Accrued expenses and other liabilities	36,106	36,520	21,188
Total liabilities	4,199,217	332,870	27,371
Net assets	$76,301,880	$45,955,780	$30,102,953
Composition of Net Assets
Paid-in capital	$74,325,539	$43,895,805	$30,003,291
Total distributable earnings	1,976,341	2,059,975	99,662
Net assets	$76,301,880	$45,955,780	$30,102,953
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	2,900,000	1,750,000	600,000
Net Asset Value Per Share	$26.31	$26.26	$50.17
Investments, at cost	$77,218,757	$44,441,040	$29,916,790
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2019 (unaudited)
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ Ultra Short Duration ETF
Investment Income
Interest income	$576,290	$480,305	$180,357
Dividend income	26,736	10,371	6,380
Total investment income	603,026	490,676	186,737
Expenses
Advisory fees (see Note 3)	104,415	89,848	17,937
Administrative and accounting fees	11,629	11,431	6,032
Audit fees	10,045	10,045	4,787
Legal fees	7,467	7,316	332
Shareholder reporting fees	6,709	6,837	3,383
Intraday pricing fees	6,490	6,490	959
Custodian fees	6,203	6,516	3,290
Listing fees	4,232	4,232	1,946
Trustee fees	1,394	1,291	511
Registration fees	305	20	1,095
Compliance fees	82	78	33
Excise tax fees	4	—	—
Miscellaneous	44	45	25
Total expenses	159,019	144,149	40,330
Waivers (see Note 3)	(80,704)	(76,764)	(22,393)
Net expenses	78,315	67,385	17,937
Net investment income	524,711	423,291	168,800
Realized and Unrealized Gain (Loss) on Investments and Futures contracts
Net realized gain (loss) from:
Investment securities	381,617	709,095	30,733
Futures contracts	—	—	(9,778)
Net realized gain	381,617	709,095	20,955
Net change in net unrealized appreciation (depreciation) on:
Investment securities	775,140	540,003	22,239
Net change in net unrealized appreciation (depreciation)	775,140	540,003	22,239
Net realized and unrealized gain	1,156,757	1,249,098	43,194
Net Increase in Net Assets Resulting From Operations	$1,681,468	$1,672,389	$211,994
See notes to financial statements.

Statements of Changes in Net Assets

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF		IQ Ultra Short Duration ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Period July 31, 2019* to October 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income	$524,711	$643,561	$423,291	$917,680	$168,800
Net realized gain	381,617	16,810	709,095	106,208	20,955
Net change in net unrealized appreciation (depreciation)	775,140	1,046,473	540,003	1,233,618	22,239
Net increase in net assets resulting from operations	1,681,468	1,706,844	1,672,389	2,257,506	211,994
Distributions to Shareholders	(623,558)	(580,120)	(589,857)	(874,540)	(112,332)
Capital Share Transactions
Proceeds from shares created	31,705,342	27,610,800	2,620,498	12,552,062	30,003,291
Cost of shares redeemed	—	(25)	(1,288,405)	(25)	—
Increase from capital share transactions	31,705,342	27,610,775	1,332,093	12,552,037	30,003,291
Total increase in net assets	32,763,252	28,737,499	2,414,625	13,935,003	30,102,953
Net Assets
Beginning of period	43,538,628	14,801,129	43,541,155	29,606,152	—
End of period	$76,301,880	$43,538,628	$45,955,780	$43,541,155	$30,102,953
Changes in Shares Outstanding
Shares outstanding, beginning of period	1,700,000	600,001	1,700,000	1,200,001	—
Shares created	1,200,000	1,100,000	100,000	500,000	600,000
Shares redeemed	—	(1)	(50,000)	(1)	—
Shares outstanding, end of period	2,900,000	1,700,000	1,750,000	1,700,000	600,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Period October 18, 2017(a) to April 30, 2018
Net asset value, beginning of period	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.26	0.72	0.36
Net realized and unrealized gain (loss)	0.77	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.03	1.62	(0.03)
Distributions from:
Net investment income	(0.33)	(0.68)	(0.30)
Net asset value, end of period	$26.31	$25.61	$24.67
Market price, end of period	$26.39	$25.64	$24.86
Total Return
Total investment return based on net asset value(c)	4.04%	6.72%	(0.13)%
Total investment return based on market price(d)	4.24%	6.02%	0.64%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,302	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%(f)	0.30%	0.30%(f)
Expenses excluding waivers	0.61%(f)	0.77%	0.99%(f)
Net investment income	2.01%(f)	2.89%	2.74%(f)
Portfolio turnover rate(g)	24%	56%	77%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2019 (unaudited)	For the Year Ended April 30, 2019	For the Period October 18, 2017(a) to April 30, 2018
Net asset value, beginning of period	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.25	0.69	0.30
Net realized and unrealized gain (loss)	0.75	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.00	1.60	(0.09)
Distributions from:
Net investment income	(0.35)	(0.66)	(0.24)
Net asset value, end of period	$26.26	$25.61	$24.67
Market price, end of period	$26.30	$25.66	$24.71
Total Return
Total investment return based on net asset value(c)	3.90%	6.59%	(0.34)%
Total investment return based on market price(d)	3.86%	6.62%	(0.18)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,956	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%(f)	0.30%	0.30%(f)
Expenses excluding waivers	0.64%(f)	0.71%	0.77%(f)
Net investment income	1.88%(f)	2.76%	2.28%(f)
Portfolio turnover rate(g)	53%	72%	80%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Ultra Short Duration ETF
For the Period July 31, 2019(a) to October 31, 2019
Net asset value, beginning of period	$50.01
Income from Investment Operations
Net investment income(b)	0.29
Net realized and unrealized gain	0.06
Net increase in net assets resulting from investment operations	0.35
Distributions from:
Net investment income	(0.19)
Net asset value, end of period	$50.17
Market price, end of period	$50.16
Total Return
Total investment return based on net asset value(c)	0.71%
Total investment return based on market price(d)	0.68%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,103
Ratio to average net assets of:
Expenses net of waivers	0.24%(f)
Expenses excluding waivers	0.54%(f)
Net investment income	2.26%(f)
Portfolio turnover rate(g)	44%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2019 (unaudited)
1. ORGANIZATION
IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational funds, the IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. Each Fund commenced operations on October 18, 2017, with the exception of IQ Ultra Short Duration ETF which commenced operations on July 31, 2019.
Each Fund’s investment objective is to seek current income exempt from federal income tax. There can be no assurance that a fund’s objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties which may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund consist of in-kind deposits, however, the Funds reserve the rights to permit cash payments.
A fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
debt obligations with sixty days or less remaining to maturity unless the IndexIQ Advisors LLC, (the “Advisor”) determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
The IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF sweep uninvested cash balances into the Fidelity Investments Money Market Treasury Only Class I. The Fidelity Investments Money Market Treasury Only Class I seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments Money Market Treasury Only Class I has no redemption restriction and is valued at the daily NAV. The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current as is consistent with liquidity and stability of principal.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2019 is disclosed at the end of each Fund’s Schedule of Investments.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields”), the sub-advisor to the IQ MacKay Municipal Insured ETF and the IQ MacKay Municipal Intermediate ETF and NYL Investors LLC, the sub-advisor to the IQ Ultra Short Duration ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”) and their management of the investment portfolios of each of the Funds.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ Ultra Short Duration ETF	0.24%
The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2020, to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.30% of the average daily net assets of the IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF and 0.24% of the average daily net assets of the IQ Ultra Short Duration ETF.
As of October 31, 2019, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF and IQ Ultra Short Duration ETF in the amounts of  $80,704, $76,764 and $22,393, respectively.
For the period ended October 31, 2019, there is no recoupment available.
Investment Sub-Advisory Agreements
The Sub-Advisors are registered investment advisors and indirect wholly-owned subsidiaries of New York Life. The Sub-Advisors are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Advisor pays for the services of the Sub-Advisors.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker- dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
5. FEDERAL INCOME TAX
At October 31, 2019, the cost and unrealized appreciation/depreciation of investments and other financial instruments as determined on a federal income tax basis were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$77,218,757	$1,809,359	$(218,112)	$1,591,247
IQ MacKay Municipal Intermediate ETF	44,441,040	1,392,405	(43,726)	1,348,679
IQ Ultra Short Duration ETF	29,916,790	36,555	(14,316)	22,239
At April 30, 2019, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:
Fund	Ordinary Income (Loss)1	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)2	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$11,322	$91,002	$—	$816,107	$918,431
IQ MacKay Municipal Intermediate ETF	67,317	101,450	—	808,676	977,443

1
Includes late year ordinary loss, if any.

2
Amount includes the deferral of post October losses, if any.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
At April 30, 2019, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-In Capital
IQ Mackay Municipal Insured ETF	$99	$(99)
IQ Mackay Municipal Intermediate ETF	—	—
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid.
The tax character of distributions paid during the years ended April 30, 2019 and 2018 were as follows:
	2019				2018
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$20,618	$559,502	$—	$—	$2,076	$177,510	$—	$—
IQ MacKay Municipal Intermediate ETF	25,402	849,138	—	—	7,047	285,873	—	—
At April 30, 2019, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.
At April 30, 2019, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards are as follows:
Fund	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ MacKay Municipal Insured ETF	$—	$—	$—
IQ MacKay Municipal Intermediate ETF	44,053	—	—
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
The Advisor is an affiliate and subsidiary of New York Life Insurance and Annuity Corporation. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2019, New York Life Insurance and Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the following funds:
Fund	% Ownership
IQ MacKay Municipal Insured ETF	54.9%
IQ MacKay Municipal Intermediate ETF	91.2%
IQ Ultra Short Duration ETF	83.3%

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2019 are as follows:
Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$45,027,867	$11,668,707
IQ MacKay Municipal Intermediate ETF	29,395,166	22,004,531
IQ Ultra Short Duration ETF	33,808,351	8,989,626
8. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a fund could result in a loss or the performance of a fund could be inferior to that of other investments.
Municipal Bond Risk
The Funds may invest a substantial amount of their assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a fund may invest more heavily in bonds from certain cities, states, territories or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).
Municipal bonds most frequently trade in institutional round lot size transactions. Until a fund grows significantly in size, the Funds expect to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.
Bond Insurance Risk
Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a fund’s share price or distributions, and shares of the Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase the Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.
Income Risk
A fund’s income may decline when interest rates fall. This decline can occur because a fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.
Interest Rate Risk
An increase in interest rates may cause the value of debt securities held by a fund to decline. Interest rates in the United States are near historic lows, which may increase a fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a fund to sell its bond holdings at a time when the Fund might wish to sell.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a fund’s returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Funds’ bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.
Market Risk
The market price of investments owned by a fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed-income securities markets generally or particular segments of the market.
Large Transaction Risks
From time to time, a fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund’s transaction costs.
Trading Price Risk
Although it is expected that generally the market price of a fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.
U.S. Tax Treatment Risk
Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

Notes to Financial Statements (continued)

October 31, 2019 (unaudited)
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund
New Fund Risk1
The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.
9. NEW ACCOUNTING PROUNCEMENTS
To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required. Management has evaluated the implications of certain other provisions of the ASU and has determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
10. SUBSEQUENT EVENTS
In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

1
Applies to IQ Ultra Short Duration ETF.

Board Review of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited)

October 31, 2019
The Board (the members of which are referred to as “Trustees”) met in person on June 25, 2019, to consider the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the IQ Ultra Short Duration ETF, a new series of the Trust (the “Fund”). The Board noted that the Advisory Agreement was between the Trust and IndexIQ Advisors LLC (the “Advisor”), while the Sub-Advisory Agreement was between the Advisor and NYL Investors LLC (“NYL Investors”).
In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor and NYL Investors relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and NYL Investors will provide to the Fund, and the fees that the Advisor will charge to the Fund; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor and NYL Investors; (3) information describing the Fund’s anticipated operating expense; (4) data comparing the proposed fee rate for advisory services to be charged to the Fund and the expected expense ratios to fees paid by and expense ratios of exchange-traded funds (“ETFs”) with similar investment objects and policies as those of the Fund; (5) the extent to which economies of scale would be realized as the Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or NYL Investors from its relationship with the Trust; and (7) potential conflicts of interest. The Board considered that the Fund is an actively managed ETF.
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of the Sub-Advisory Agreement; (3) information about the Expense Limitation Agreements; (4) information describing the Advisor and NYL Investors and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and NYL Investors; (6) copies of the Form ADV for each of the Advisor and NYL Investors; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and NYL Investors in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (9) an in-person presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.
In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:
1.
The nature, extent and quality of the facilities and services provided by the Advisor and NYL Investors. The Board reviewed the services that the Advisor and NYL Investors would provide to the Fund. In connection with the advisory services to be provided to the Fund, the Board noted the responsibilities that the Advisor and NYL Investors have as the Fund’s investment advisor and sub-advisor, respectively, including overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the Fund.

The Board reviewed and considered the Advisor’s performance in managing the existing funds of the Trust. The Board also considered the experience of NYL Investors’ experience, resources, and strengths in managing other mutual funds and accounts. Based on their consideration and review of the foregoing

Board Review of Investment Advisory Agreement and Sub-Advisory Agreement (unaudited) (continued)

October 31, 2019
information, the Board determined that the Fund would likely to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and NYL Investors’ ability to render such services based on their experience, operations, and resources.
2.
Comparison of services to be provided and fees charged by the Advisor and NYL Investors and other investment advisors to similar clients, and the cost of the services to be provided and profits to be realized by the Advisor and NYL Investors from its relationship with the Fund. The Board then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement with the Advisor and to contracts of other investment advisors with respect to similar ETFs.

In particular, the Board compared the Fund’s proposed advisory fee and projected expense ratios for its first year of operations to other ETFs in the Fund’s peer group. After comparing the Fund’s proposed fees with those of other funds in the Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by the Advisor and NYL Investors and the costs expected to be incurred by the Advisor and NYL Investors in rendering those services, the Board concluded that the fees proposed to be paid to the Advisor and NYL Investors with respect to the Fund were fair and reasonable.
3.
The Advisor’s and NYL Investors’ profitability and the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board considered potential economies of scale and the anticipated costs and projected profitability of the Advisor and NYL Investors in connection with its serving as investment advisor and sub-advisor, respectively, to the Fund. Due to the fact that the Fund had no assets at the time, the Board made no determination with respect to economies of scale or the impact of the Fund on the Advisor’s or NYL Investors’ profitability.

4.
Investment performance of the Advisor and NYL Investors. Because the Fund has not commenced operations, the Board could not consider the investment performance of the Fund, but did take into account the experiences of NYL Investors and the investment strategy developed for the Fund by NYL Investors.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement and the Sub-Advisory Agreement for the Fund. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and NYL Investors were reasonable and fair to the Fund and to recommend to the Board the approval of the Advisory Agreement and Sub-Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the approval of the Advisory Agreement with the Advisor and approval of the Sub-Advisory Agreement with NYL Investors was in the best interests of the Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the Advisory Agreement and Sub-Advisory Agreement for a two-year period.

IndexIQ Active ETF Trust
SEMI-ANNUAL REPORT | OCTOBER 31, 2019
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ Ultra Short Duration ETF (ULTR)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1758022 ME10a-12/19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	01/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	01/06/2020

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	01/06/2020

* Print the name and title of each signing officer under his or her signature.